Contract Assets and Contract Liabilities - Summary of Contract Liabilities (Parenthetical) (Detail)	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Contract liabilities [abstract]
Contract liability recognized as revenue	96.00%	96.00%